New Standards and Interpretations Not Yet Adopted - Summary of Impacts Due to the Adoption of New Standard In Consolidated Statement of Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenue
Passenger revenue	$ 2,462,419	$ 2,155,167	$ 2,185,465
Cargo and mail revenue	55,290	53,989	56,738
Other operating revenue	9,847	12,696	11,507
Total operating revenue	2,527,556	2,221,852	2,253,710
Operating expenses
Sales and distribution	200,413	193,984	188,961
Total operating expenses	2,097,913	1,954,332	2,001,076
Operating profit	429,643	267,520	252,634
Non - operating income (expense)	(10,675)	96,679	(460,509)
Profit (loss) before taxes	418,968	364,199	(207,875)
Income tax expense	(49,310)	(38,271)	(32,759)
Net profit (loss)	369,658	325,928	$ (240,634)
Restatement information without impact of IFRS 15 [Member]
Operating revenue
Passenger revenue	2,462,419	2,155,167
Cargo and mail revenue	55,290	53,989
Other operating revenue	9,847	12,696
Total operating revenue	2,527,556	2,221,852
Operating expenses
Other operating expenses	1,897,500	1,760,348
Sales and distribution	200,413	193,984
Total operating expenses	2,097,913	1,954,332
Operating profit	429,643	267,520
Non - operating income (expense)	(10,675)	96,679
Profit (loss) before taxes	418,968	364,199
Income tax expense	(49,310)	(38,271)
Net profit (loss)	369,658	325,928
Transition impact [member]
Operating revenue
Passenger revenue	(18,442)	(6,666)
Other operating revenue	12,672	4,000
Total operating revenue	(5,770)	(2,666)
Operating expenses
Sales and distribution	(157)	(147)
Total operating expenses	(157)	(147)
Operating profit	(5,613)	(2,519)
Profit (loss) before taxes	(5,613)	(2,519)
Income tax expense	471	349
Net profit (loss)	(5,142)	(2,170)
IFRS15 [member]
Operating revenue
Passenger revenue	2,443,977	2,148,501
Cargo and mail revenue	55,290	53,989
Other operating revenue	22,519	16,696
Total operating revenue	2,521,786	2,219,186
Operating expenses
Other operating expenses	1,897,500	1,760,348
Sales and distribution	200,256	193,837
Total operating expenses	2,097,756	1,954,185
Operating profit	424,030	265,001
Non - operating income (expense)	(10,675)	96,679
Profit (loss) before taxes	413,355	361,680
Income tax expense	(48,839)	(37,922)
Net profit (loss)	$ 364,516	$ 323,758